Restricted share units	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Restricted share units

11. Restricted share units

Effective March 25, 2020, the Board of Directors approved a Restricted Share Unit (“RSU”) Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the years ended December 31, 2020:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at June 30, 2019	-	$-
Granted (i)(ii)	600,000	0.40
Unvested as at June 30, 2020	600,000	$0.40
Granted (iii)(iv)	388,990	0.39
Unvested as at December 31, 2020	988,990	$0.39

(i)	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $41,540 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $17,384 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii)	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $20,574 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $8,274 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $3,998 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs results in stock-based compensation of $29,304 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

10. Restricted share units

Effective March 25, 2020, the Board of Directors approved a Restricted Share Unit (“RSU”) Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the periods ended September 30, 2021 and 2020:

	Number of	Weighted average grant date fair value per share
	shares	(C$)
Unvested as at December 31, 2019	-	$-
Granted (i)(ii)	600,000	0.40
Unvested as at September 30, 2020	600,000	$0.40
Unvested as at December 31, 2020	988,990	$0.39
Granted (v)(vi)(vii)	1,348,434	0.30
Vested	(1,474,294)	0.31
Forfeited	(245,130)	0.41
Unvested as at September 30, 2021	618,000	$0.45

(i)	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $14,334 and $57,494, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 $27,568 and $50,641, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(ii)	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $5,785 and $14,933, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 $9,352 and $16,569, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(iii)	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $8,174 and $24,255, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(iv)	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one-sixth increments per month. The vesting of these RSUs results in stock-based compensation of $nil and $58,740, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(v)	On January 1, 2021, the Company granted 735,383 RSUs to a consultant of the Company. Of the 735,383 RSUs, 245,128 RSUs vested immediately, and the remaining 490,255 RSUs vested in 1/12 increments per month. The vesting of these RSUs results in stock-based compensation of $26,263 and $291,364, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(vi)	On July 1, 2021, the Company granted 17,823 RSUs to a consultant of the Company, vesting immediately. The vesting of these RSUs resulted in stock-based compensation of $4,026 for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(vii)	On August 5, 2021, the Company granted 595,228 RSUs to consultants of the Company, vesting immediately. The vesting of these RSUs resulted in stock-based compensation of $100,022 for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited